Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2021
Equity Incentive Plan
Schedule of stock option activity
	Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in Years)
Balance at December 31, 2020	-	$-	-
Options granted	523,199	5.84	9.0
Options exercised	-	-	-
Options cancelled	-	-	-
Balance at September 30, 2021	523,199	$5.84	9.0

Options exercisable at September 30, 2021	233,686	$5.80	9.3

Weighted-average assumptions used for the stock option grants
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Grant date fair value	$4.54	$4.87
Risk-free interest rate	0.98%	0.92%
Dividend yield	0.00%	0.00%
Expected life in years	5.8	5.7
Expected volatility	125%	122%

Schedule of stock-based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$30,075	$-	$310,046	$-
General and administrative	112,580	-	1,106,645	-
	$142,655	$-	$1,416,691	$-